Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Receivables and Prepaid Expenses [Abstract]
Schedule of Receivables and Prepaid Expenses

Receivables and prepaid expenses are made up of the following:

As at	December 31, 2024	December 31, 2023
	$	$
Prepaid expenses	517,442	280,616
Advance to suppliers	72,082	48,179
Other receivables (a)	94,131	18,371
	683,655	347,166

(a)	Other receivables

Included in other receivables is $79,692 (December 31, 2023 – $18,371) of Harmonized Sales Tax (“HST”) refund receivable in Canada.